15. Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets
	March 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$25,487,000	$33,394,000
Research and development tax credit carryforwards	1,789,000	1,746,000
Stock-based compensation	3,697,000	5,439,000
Allowances and accruals	1,118,000	1,232,000
Other deferred tax assets	284,000	240,000
State income taxes	1,000	4,000
Basis difference in assets	(3,000)	1,000
Total deferred tax assets	$32,373,000	$42,056,000

Deferred tax assets	32,373,000	42,056,000
Valuation allowance	(32,373,000)	(42,056,000)
Deferred tax assets	$–	$–

Schedule of income tax expense
	Year Ended March 31,
	2018	2017
Current:
State	$37,000	$6,000
Foreign	13,000	–
	50,000	6,000
Deferred:
Federal	–	(3,272,000)
State	–	(158,000)
Foreign	–	(844,000)
	$50,000	$(4,268,000)

Reconciliation of federal income tax rate to effective rate
	Year Ended March 31,
	2018		2017
Expected federal statutory rate	30.8%		34.0%
State income taxes, net of federal benefit	0.5%		1.2%
Research and development credit	0.3%		0.3%
Foreign earnings taxed at different rates	(0.3%	)	(1.0%	)
Effect of state net operating loss expiration	(0.9%	)	(2.3%	)
Effect of permanent differences	(4.2%	)	0.0%
True-up of state deferred assets	7.7%		(7.4%	)
Tax cuts and Jobs Act impact	(103.7%	)	(0.0%	)
	(69.8%	)	24.8%
Change in valuation allowance	68.5%		8.2%
Totals	(1.3%	)	33.0%